Investment Objectives and Goals - Eventide International ETF	Oct. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide International ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.